Insurance - Summary of Amounts Arising from Insurance Contracts (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	$ 3,717	$ 3,483	$ 3,217
Fee income and other revenue	565	562	543
Insurance Revenue	4,282	4,045	3,760
Insurance Claims and Related Expenses	2,787	2,444	2,246
Gross amount arising from insurance contracts [member]
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	4,632	4,398	4,132
Insurance Claims and Related Expenses	2,987	2,676	2,381
Reinsurer's share of amount arising from insurance contracts [member]
Disclosure of amounts arising from insurance contracts [line items]
Earned premiums	915	915	915
Insurance Claims and Related Expenses	$ 200	$ 232	$ 135